C3 Segment information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C3 Segment information
C3	Segment information

Operating segments from October 1, 2017

When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;

•	Networks

•	Digital Services

•	Managed Services

•	Other (includes Emerging Business, iconectiv, Media Solutions and Red Bee Media).

Segment Networks includes mobile radio access networks, transport solutions and site solutions, as well as related services such as network rollout, network tuning and customer support. 82% of the IPR licensing revenues are reported as part of segment Networks.

Segment Digital Services includes products and services for service providers in the areas of OSS & BSS, Packet Core, Communication Services, NFV and Cloud Infrastructure. It also includes ADM and consulting services. 18% of the IPR licensing revenues are reported as part of segment Digital Services.

Segment Managed services covers vendor agnostic services to manage service providers networks and includes networks managed services, IT managed services and network design and optimization.

Segment Other includes Emerging Business, iconectiv, Media Solutions and Red Bee Media. Emerging business are investment areas to support service providers in finding new revenues streams, examples being connectivity services and platforms for Internet of Things. Iconectiv is an interconnection solution for service providers and enterprises coming from the former Telcordia business. In both Media Solution and Red Bee Media, Ericsson is exploring strategic opportunities.

Market areas

The market areas are the Company’s primary sales channel with the responsibility to sell and deliver customer solutions.

The Company operates worldwide and reports its operations divided into five geographical market areas:

•	Europe and Latin America

•	Middle East and Africa

•	North America

•	North East Asia

•	South East Asia, Oceania and India.

In addition, licensing revenues and the majority of segment Other are externally reported as market area Other.

Major customers

The Company does not have any customer for which revenues from transactions have exceeded 10% of the Company’s total revenues for the years 2017, 2016 or 2015.

Ericsson derives most of its sales from large, multi-year agreements with a limited number of significant customers. Out of a customer base of more than 500, mainly consisting of network operators, the 10 largest customers accounted for 45% (46%) of net sales. The largest customer accounted for approximately 7% (7%) of sales in 2017.

For more information, see Risk Factors, “Market, Technology and Business Risks.”

Previous segment structure, between January 1, 2017 and September 30, 2017

During this period, there were three operating segments: Networks, IT & Cloud and Media/Other. As from Oct 1, 2017, the segment structure as described above (Networks, Digital Services, Managed Services, Other) was introduced. Financials for the period between January 1 and September 30, 2017, has been restated to the present segment structure.

Segment Networks. Products and services with a focus on evolving and managing our customers’ telecom networks. The portfolio of radio networks and backhaul solutions are based on industry standards and can also be industrialized and adjusted to meet the demands of other industry verticals as utilities, transport and public safety. In addition, Ericsson services capabilities address operator demand in an increasingly complex network environment.

Segment IT & Cloud. Products and services providing solutions for our customers’ digital transformation journeys across the Support Systems, Telecom core and IT Cloud domains through a combination of products, technology and expertise in networks, software, cloud and business processes.

Segment Media/Other. Products and services that enable content owners, broadcasters, TV service providers and network operators to efficiently deliver, manage and monetize new TV experiences.

Operating segments 2017

	Networks	Digital Services	Managed Services	Other	Total Segments	Unallocated	Group
Segment sales	127,966	40,981	24,494	7,862	201,303	—	201,303

Net sales	127,966	40,981	24,494	7,862	201,303	—	201,303
Gross income	40,622	4,361	–1,816	1,378	44,545	—	44,545
Gross margin (%)	32%	11%	–7%	18%	22%		22%
Operating income (loss)	7,644	–27,672	–4,274	–13,824	–38,126	—	–38,126
Operating margin (%)	6%	–68%	–17%	–176%	–19%	—	–19%
Financial income							–361
Financial expenses							–843

Income after financial items							–39,330
Taxes							4,267

Net income (loss)							–35,063

Other segment items
Share in earnings of JV and associated companies	22	8	–6	—	24	—	24
Amortization	–1,104	–2,465	–14	–765	–4,348	—	–4,348
Depreciation	–1,883	–1,268	–193	–759	–4,103	—	–4,103
Impairment losses	–1,413	–9,349	–108	–8,571	–19,441	—	–19,441
Restructuring expenses	–4,828	–2,513	–675	–485	–8,501	—	–8,501
Gains/losses on sale of investments and operations	316	–56	1	–67	194	—	194

Operating segments 2016

	Networks	Digital Services	Managed Services	Other	Total Segments	Unallocated	Group
Segment sales	140,984	45,298	27,501	8,825	222,608	—	222,608

Net sales	140,984	45,298	27,501	8,825	222,608	—	222,608
Gross income	47,099	16,081	1,062	2,123	66,365	—	66,365
Gross margin (%)	33%	36%	4%	24%	30%	—	30%
Operating income	17,570	–6,663	–507	–4,101	6,299	—	6,299
Operating margin (%)	12%	–15%	–2%	–46%	3%	—	3%
Financial income							–115
Financial expenses							–2,158

Income after financial items							4,026
Taxes							–2,131

Net income							1,895

Other segment items
Share in earnings of JV and associated companies	11	22	—	–2	31	—	31
Amortization	–1,526	–1,923	–18	–998	–4,465	—	–4,465
Depreciation	–2,532	–1,061	–341	–487	–4,421	—	–4,421
Impairment losses	–90	–38	–12	–101	–241	—	–241
Reversals of impairment losses	5	2	1	—	8	—	8
Restructuring expenses	–3,413	–3,176	–382	–596	–7,567	—	–7,567
Gains/losses on sale of investments and operations	72	27	18	6	123	—	123

Operating segments 2015

	Networks	Digital Services	Managed Service	Other	Total Segments	Unallocated	Group
Segment sales	157,791	49,443	30,597	9,089	246,920	—	246,920

Net sales	157,791	49,443	30,597	9,089	246,920	—	246,920
Gross income	59,653	21,264	1,655	3,246	85,818	—	85,818
Gross margin (%)	38%	43%	5%	36%	35%	—	35%
Operating income	28,290	–3,389	–19	–3,077	21,805	—	21,805
Operating margin (%)	18%	–7%	—	–34%	9%	—	9%
Financial income							525
Financial expenses							–2,458

Income after financial items							19,872
Taxes							–6,199

Net income							13,673

Other segment items
Share in earnings of JV and associated companies	–1	–33	10	–14	–38	—	–38
Amortization	–2 042	–2 469	–47	–960	–5 518	—	–5,518
Depreciation	–2 865	–1 012	–388	–440	–4 705	—	–4,705
Impairment losses	—	—	—	–20	–20	—	–20
Reversals of impairment losses	10	3	1	2	16	—	16
Restructuring expenses	–2 765	–1 875	–238	–162	–5 040	—	–5,040
Gains/losses on sale of investments and operations	–32	–10	–7	—	–49	—	–49

Market areas

	Net sales			Non-current assets 5)
	2017	2016	2015	2017	2016	2015
South East Asia, Oceania & India	30,568	32,597	32,155	512	690	668
North East Asia4)	23,506	27,185	28,106	1,516	1,556	2,005
North America3)	49,621	52,003	55,063	8,387	14,650	14,870
Europe & Latin America1)2)	56,175	62,543	73,603	39,559	59,737	55,325
Middle East & Africa	25,073	28,104	33,002	63	86	139
Other1)2)3)4)	16,360	20,176	24,991	—	—	—

Total	201,303	222,608	246,920	50,037	76,719	73,007
1) Of which in Sweden6)	2,989	3,123	3,796	34,381	53,111	48,467
2) Of which in EU6)	36,072	38,525	45,585	37,895	57,759	53,759
3) Of which in the United States6)	52,322	56,748	64,299	7,092	11,053	12,325
4) Of which in China6)	14,937	19,156	18,977	1,123	530	1,547

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR revenue reported under Other above.

For employee information, see Note C28, “Information regarding members of the Board of Directors, the Group management and employees.”